FAIR VALUE MEASUREMENTS - Fair value of the derivative liability and preferred stock determined by using option pricing models assumptions (Details)	Jun. 22, 2026 Y USN ($)	May 13, 2026 USN ($) Y	Mar. 30, 2026 Y USN ($)	Mar. 18, 2026 USN ($) Y
Expected term (years)
FAIR VALUE MEASUREMENTS
Fair value of derivative liability and preferred stock | $	2.99	2.5	3	0.5
Fair value of preferred stock | $	10		10
Risk-free interest rate
FAIR VALUE MEASUREMENTS
Fair value of derivative liability and preferred stock | Y	0.0416	0.0399	0.0378	0.0367
Fair value of preferred stock | Y	0.0441		0.0426
Expected volatility
FAIR VALUE MEASUREMENTS
Fair value of derivative liability and preferred stock	0.50	0.50	0.50	0.50
Fair value of preferred stock	0.50		0.50
Expected dividend yield
FAIR VALUE MEASUREMENTS
Fair value of derivative liability and preferred stock	0	0	0	0
Fair value of preferred stock	0		0